ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Components of accrued expenses

(in thousands of $)	2015	2014
Vessel operating and drydocking expenses	5,003	13,443
Administrative expenses	11,460	6,054
Interest expense	36,870	11,627
	53,333	31,124